Average Annual Total Returns - Clearwater Core Equity Fund	Clearwater Core Equity Fund 1 Year	Clearwater Core Equity Fund 5 Years	Clearwater Core Equity Fund 10 Years	Clearwater Core Equity Fund Return After Taxes on Distributions 1 Year	Clearwater Core Equity Fund Return After Taxes on Distributions 5 Years	Clearwater Core Equity Fund Return After Taxes on Distributions 10 Years	Clearwater Core Equity Fund Return After Taxes on Distributions and Sales of Fund Shares 1 Year	Clearwater Core Equity Fund Return After Taxes on Distributions and Sales of Fund Shares 5 Years	Clearwater Core Equity Fund Return After Taxes on Distributions and Sales of Fund Shares 10 Years	Russell 1000® Index (reflects no deduction for expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for expenses or taxes) 10 Years
Total	16.54%	13.96%	12.00%	16.05%	12.82%	10.99%	10.12%	10.95%	9.71%	20.96%	15.60%	14.01%